SUBSEQUENT EVENTS (Details) (Piceance and NECO Asset Group, USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Piceance and NECO Asset Group
Subsequent Event [Line Items]
Proceeds from Sale of Oil and Gas Property and Equipment	$ 185.2